Note 6 - Derivative Financial Instruments (Details Textual) $ in Millions	12 Months Ended
	Mar. 31, 2025 USD ($) T	Mar. 31, 2024 USD ($)
Other Current Assets [Member]
Derivative Liability, Subject to Master Netting Arrangement, Collateral, Right to Reclaim Cash Not Offset | $	$ 0.5	$ 3.0
Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent [Member]
Reclassification from AOCI, Current Period, Tax | $		$ 0.1
Not Designated as Hedging Instrument [Member] | Short [Member]
Derivative, Nonmonetary Notional Amount, Mass (US Ton) | T	17,800
Not Designated as Hedging Instrument [Member] | Long [Member]
Derivative, Nonmonetary Notional Amount, Mass (US Ton) | T	5,860